CONCENTRATION AND CREDIT RISK	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATION AND CREDIT RISK

20. CONCENTRATION AND CREDIT RISK

(a) Customer Concentrations

The Company had the following customers that individually comprised 10% or more of net revenue for the six months ended June 30, 2026 and 2025 as follows:

*	represents percentage less than 10%

	For the six months ended June 30,
	2026	2025
Percentage of the Company’s sales of finished goods
Customer A	53%	*	%
Customer B	47%	*	%
Customer C	* %	100%

The Company had the following customers that individually comprised 10% or more of net accounts receivable (including VAT) as of June 30, 2026 and December 31, 2025 as follows:

	As of June 30, 2026		As of December 31, 2025
Percentage of the Company’s accounts receivable
Customer A	92%		*	%
Customer D	*	%	100%

(b) Supplier Concentrations

The Company relies on third parties for the supply of finished goods. In instances where these parties fail to perform their obligations, the Company may find alternative suppliers in the open market.

The Company had the following suppliers that individually comprised 10% or more of net purchases for the six months ended June 30, 2026 and 2025 as follows:

	For the six months ended June 30,
	2026	2025
Percentage of the Company’s net purchase of finished goods
Supplier A	55%	*	%
Supplier B	33%	*	%
Supplier C	* %	100%

*	represents percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of accounts payable as of June 30, 2026 and December 31, 2025 as follows:

	As of June 30, 2026		As of December 31, 2025
Percentage of the Company’s accounts payable
Supplier B	*	%	100%
Supplier D	93%		*	%

*	represents percentage less than 10%

(c) Credit Risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of June 30, 2026, cash and cash equivalents of $5,939,950 were deposited in financial institutions in the PRC, and each bank account is insured by the PRC government with the maximum limit of RMB500,000 (equivalent to $73,691). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their creditworthiness.

The Company’s operations are carried out in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Company’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.